ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

111, Inc. (the “Company”), was incorporated under the laws of the Cayman Islands in May 2013. The Company, through its subsidiaries, variable interest entities (“former VIE”) and former VIE’s subsidiaries (collectively, the “Group”), operates an integrated online and offline platform in the healthcare ecosystem in China, whereby the Group is principally engaged in the sales of medical and wellness products through online retail and wholesale pharmacies and offline retail pharmacies, as well as provision of certain value-added services, such as online consultation services and e-prescription services to consumers in the People’s Republic of China (the “PRC”).

As of December 31, 2025, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited (“Yao Wang”)	June 4, 2013	Hong Kong	100.0000%	Investment holding
1 Pharmacy Technology	August 12, 2013	Shanghai	89.2654%	Research and development, and consulting
Yihao Pharmacy	March 7, 2003	Guangdong	89.2654%	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. (“Yihao Pharmaceutical Chain”)	November 1, 2001	Guangdong	89.2654%	Retail
Wuhan Central China Drug Trading Co., Ltd. (“Wuhan Huazhong”)	August 5, 2015	Wuhan	62.4858%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.(“Chongqing Yihao Pharmacy”)	May 18, 2018	Chongqing	89.2654%	Warehousing, logistics and procurement
Kunshan Yifang Pharmacy Co., Ltd. (“Kunshan Yifang Pharmacy”)	July 30, 2018	Kunshan	89.2654%	Warehousing, logistics and procurement
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhan	89.2654%	Warehousing, logistics and procurement